Housing Loans and Deposits from Customers in the Banking Business - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Housing Loans And Deposits From Customers [Abstract]
Housing loans in the banking business, Carrying amount	¥ 2,354,546	¥ 1,927,054
Allowance for credit losses of housing loans in the banking business	1,004	780
Balance of time deposits and thrift saving deposits issued in amounts of 10 million yen or more	¥ 391,442	¥ 320,351